September 3, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Transamerica Occidental Life Insurance Company and Transamerica
          Occidental Life Separate Account C (File No. 2-36250)

Dear Commissioner:

On behalf of Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account C ("separate account"), incorporated by reference is the semi-annual report for the underlying fund, Transamerica Variable Insurance Fund, Inc., for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act").

         Filer/Entity:     Transamerica Variable Insurance Fund, Inc.
         File #:           811-9010
         CIK #:            1002786
         Accession #:      0001002786-97-000020
         Date of Filing:   September 4, 1997

This semi-annual report is for the period ending June 30, 1997, and has been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742- 3126.

Very truly yours,



Susan Vivino
Paralegal

cc:      F. Bellamy, Esq.
         R. Fink, Esq.



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